U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 20, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Re:    Managed Portfolio Series (the “Trust”)
    File Nos.: 333-172080 and 811-22525

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, the Trust on behalf of its series, the Ecofin Global Energy Transition Fund, (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated October 15, 2021, and filed electronically as Post-Effective Amendment No. 514 under the 1933 Act, and Amendment No. 515, under the 1940 Act to the Trust’s Registration Statement on Form N-1A on October 15, 2021.

If you have any questions or require further information, do not hesitate to contact me at (402) 926-8068.

Sincerely,

MANAGED PORTFOLIO SERIES

/s/ Joseph M. Destache

Joseph M. Destache
Secretary of Managed Portfolio Series

cc: Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP